Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities for Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contractual maturities by period
Total	$ 10,069	$ 8,907
Less than 1 year	2,343	2,867
1-3 years	1,822	1,523
4-5 years	1,346	935
After 5 years	4,558	3,582
Accounts payable and accrued liabilities
Contractual maturities by period
Total	1,561	1,325
Less than 1 year	1,561	1,325
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Dividends payable
Contractual maturities by period
Total	22	22
Less than 1 year	22	22
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Short-term debt
Contractual maturities by period
Total	256	460
Less than 1 year	256	460
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Other current liabilities
Contractual maturities by period
Total	37	15
Less than 1 year		15
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Risk management contract liabilities
Contractual maturities by period
Total	256	292
Less than 1 year	111	125
1-3 years	51	34
4-5 years	22	13
After 5 years	72	120
Current portion of long-term debt
Contractual maturities by period
Total	356	920
Less than 1 year	356	920
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Long-term debt
Contractual maturities by period
Total	7,581	5,873
Less than 1 year	0	0
1-3 years	1,771	1,489
4-5 years	1,324	922
After 5 years	$ 4,486	$ 3,462